Balance Sheet Accounts - Schedule of Accounts Receivable (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Schedule Of Accounts Receivables [Line Items]
Billed	$ 74.1	$ 49.4	$ 58.1
Unbilled	67.2	62.0	48.8
Total receivables under long-term contracts	141.3	111.4	106.9
Other receivables	0.7	0.1	0.1
Accounts receivable	$ 142.0	$ 111.5	$ 107.0